Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of Financial Instruments [Line Items]
Cash and cash equivalents	$ 604,467	$ 425,172	$ 560,532	$ 536,160
Financial assets at fair value through profit or loss	$ 12,559	$ 129,319